Provisions - Movement in non-current and current provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions
Opening balance	€ 55,529	€ 38,446	€ 61,139
Business combinations	138,476	32	954
Net charges	12,588	15,664	414
Net reversal			(21,998)
Net cancellations	(9,091)	(794)	(422)
Transfers	(33,575)	(673)	468
Translation differences	2,475	2,854	(2,109)
Closing balance	€ 166,402	€ 55,529	€ 38,446